Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Our operating lease obligations as of December 31, 2011 were as follows:

	Payments Due By Period
	Total	2012	2013	2014	2015	2016	Thereafter
In millions
Operating Leases	$99.0	$20.8	$20.1	$17.7	$15.8	$10.9	$13.7